Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Summary of Major Categories of Equipment Which are Amortized on Declining Balance Basis [Table Text Block]

Exploration and other equipment	30%
Office equipment	30%